Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 11,000,665	₩ 10,844,722
Financial liabilities	16,128,644	15,170,209
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,679,698	8,357,520
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,298,867	6,648,293
Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	129,945	99,330
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38	7,758
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,096	57,308
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,305,894	2,703,422
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,748,459	5,425,996
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,256,266	1,097,348
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	441,804	484,271
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	632,324	777,685
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	557,342	326,157
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	58,576	29,843
Fair value [member] | Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38	7,758
Fair value [member] | Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,096	57,308
Fair value [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,256,266	1,097,348
Fair value [member] | Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	632,324	777,685
Fair value [member] | Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	557,342	326,157
Fair value [member] | Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 58,576	₩ 29,843